Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 517,651	$ 352,592	$ 388,505	$ 628,440	$ 468,112	$ 307,683	$ 385,825	$ 668,751	$ 1,927,778	$ 1,887,188	$ 1,830,371
Operating income	115,211	6,310	15,380	134,623	101,924	1,253	20,568	126,335	86,170	184	24,031	121,732	271,524	250,080	232,117
Net income (loss)	$ 62,393	$ (4,305)	$ (3,676)	$ 78,919	$ 55,324	$ (15,641)	$ 4,055	$ 68,549	$ 44,985	$ (4,823)	$ (933)	$ 64,648	$ 133,331	$ 112,287	$ 103,877
Basic earnings (loss) per common share	$ 1.35	$ (0.09)	$ (0.08)	$ 1.71	$ 1.20	$ (0.34)	$ 0.09	$ 1.50	$ 0.99	$ (0.11)	$ (0.02)	$ 1.43	$ 2.89	$ 2.45	$ 2.29
Diluted earnings (loss) per common share	$ 1.34	$ (0.09)	$ (0.08)	$ 1.70	$ 1.19	$ (0.34)	$ 0.09	$ 1.48	$ 0.98	$ (0.11)	$ (0.02)	$ 1.42	$ 2.86	$ 2.43	$ 2.27